BASIS OF PREPARATION (Details - Impact on equity) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current warrant liability	$ 1,334,889	$ 596,514	$ 131,962
Non-current warrant liability		0	0
Previously stated [member]
IfrsStatementLineItems [Line Items]
Current warrant liability		251,549	29,151
Non-current warrant liability		344,965	102,811
Adjustment [Member]
IfrsStatementLineItems [Line Items]
Current warrant liability		344,965	102,811
Non-current warrant liability		$ (344,965)	$ (102,811)